Financial instruments and fair value disclosures - Financial liabilities at amortised cost (Details) - Financial liabilities at amortised cost, category [member] - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of financial liabilities [line items]
Carrying value	$ 8,355	$ 12,901	$ 27,233
Fair value	8,355	12,901	27,233
Trade and other payables
Disclosure of financial liabilities [line items]
Carrying value	7,635	11,911	18,831
Fair value	7,635	11,911	18,831
Lease liabilities
Disclosure of financial liabilities [line items]
Carrying value	720	990	8,402
Fair value	$ 720	$ 990	$ 8,402